Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 1,968,416		$ 1,264,639
Cost of Sales	1,802,728		1,149,898
Gross Profit	165,688		114,741
General and administrative expenses	74,359		61,084
Marketing expenses	82,383		57,477
Research and development expenses	17,443		12,156
Settlement of litigation	750		9,250
Operating Expenses	174,935	[1],[2]	139,967	[3],[4]
Operating Loss	(9,247)		(25,226)
Other income, net	995		496
Finance expenses, net	(554)		(1,723)
Loss Before Tax	(8,806)		(26,453)
Tax Benefit	(740)
Net Loss	(8,066)		(26,453)
Net income attributable to non-controlling interests	39		88
Net Loss Attributable to the Owners of the Company	(8,105)		(26,541)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Unrealized gain (loss) on investments in financial assets	(212)		81
Foreign currency translation adjustment	(178)		794
Total Comprehensive Loss Attributable to Owners of the Company	(8,495)		(25,666)
Total Comprehensive Income Attributable to Non-Controlling Interest	39		88
Total Comprehensive Loss	$ (8,456)		$ (25,578)
Loss per share
Basic loss per share	$ (0.04)		$ (0.14)
Diluted loss per share	$ (0.04)		$ (0.14)
Weighted-average shares, basic	219,873		191,172
Weighted-average shares, diluted	219,873		191,172

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[2]	Operating expenses includes Revenue share expense of approximately $60,520 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[4]	Operating expenses includes Revenue share expense of approximately $42,727 thousand and is recorded in the North American Brokerage segment.